                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                     SUPPLEMENT DATED APRIL 30, 2018 TO THE
              PROSPECTUSES DATED APRIL 28, 2014 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated April 28, 2014 (as supplemented) for the Brighthouse Simple Solutions(SM) variable annuity contracts issued by Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY (together with Brighthouse Life Insurance Company, "we" or "us"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496, to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company or Brighthouse Life Insurance Company of NY (depending on the company that issued your contract) will be sent to you without charge.


1. 1. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.


2. OTHER INFORMATION


With respect to Brighthouse Simple Solutions(SM) variable annuity contracts issued by Brighthouse Life Insurance Company, in the "OTHER INFORMATION" section, replace the "BLIC" subsection with the following:


      BLIC


      Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed at least 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuities. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


With respect to Brighthouse Simple Solutions(SM) variable annuity contracts issued by Brighthouse Life Insurance Company of NY, in the "OTHER INFORMATION" section, replace the "BLNY" subsection with the following:


                                                                  SUPP-SIMPLE418

      BLNY


      Brighthouse Life Insurance Company of New York ("BLNY") is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLNY's executive offices are located at 285 Madison Avenue, New York, New York 10017.


      Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or
      -----------------------------------------------------------------
      about August 4, 2017, MetLife, Inc. terminated a net worth maintenance agreement with BLNY. The net worth maintenance agreement was originally entered into between Metlife, Inc. and BLNY on December 31,2002, when BLNY was known as First MetLife Investors Insurance Company. Under the agreement, MetLife, Inc. had agreed, without limitation as to the amount, to cause BLNY to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.


In the "OTHER INFORMATION" section, replace the "Cybersecurity" subsection with the following:


      CYBERSECURITY


      Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value.

      There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


3. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


4. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.


5. TRANSFERS -- MONITORED PORTFOLIOS


Replace the list of Monitored Portfolios in the "Restrictions on Frequent Transfers" subsection of the "TRANSFERS" section with the following:

               MetLife MSCI EAFE(R) Index Portfolio


               MetLife Russell 2000(R) Index Portfolio

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.03%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation          0.06%         0.55%         --
  Portfolio

 American Funds(R) Moderate Allocation          0.06%         0.55%        0.01%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.07%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation         0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Moderate Allocation         0.40%       1.02%           --          1.02%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.68%           --          0.68%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


BRIGHTHOUSE FUNDS TRUST I  -- CLASS C

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Balanced Allocation Portfolio+

     American Funds(R) Moderate Allocation Portfolio+



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio -- Class B++

     Brighthouse Asset Allocation 20 Portfolio -- Class B+

     Brighthouse Asset Allocation 40 Portfolio -- Class B+

     MetLife Aggregate Bond Index Portfolio -- Class G*

     MetLife Mid Cap Stock Index Portfolio -- Class G*

     MetLife MSCI EAFE(R) Index Portfolio -- Class G*

     MetLife Russell 2000(R) Index Portfolio -- Class G*

     MetLife Stock Index Portfolio -- Class B*


     + These portfolios are only available for investment in contracts issued prior to December 12, 2011.


     * These portfolios are only available for investment in contracts issued on and after December 12, 2011.



 ++ The BlackRock Ultra-Short Term Bond Portfolio is available in all contracts.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- -----------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS C

 American Funds(R) Balanced Allocation       Seeks a balance between a high level of
 Portfolio+                                  current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 American Funds(R) Moderate Allocation       Seeks a high total return in the form of
 Portfolio+                                  income and growth of capital, with a greater
                                             emphasis on income.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio -- Class B++                      consistent with preservation of capital.
 Brighthouse Asset Allocation 20             Seeks a high level of current income, with
 Portfolio -- Class B+                       growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40             Seeks high total return in the form of income
 Portfolio -- Class B+                       and growth of capital, with a greater
                                             emphasis on income.
 MetLife Aggregate Bond Index                Seeks to track the performance of the
 Portfolio -- Class G*                       Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index                 Seeks to track the performance of the
 Portfolio -- Class G*                       Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index                  Seeks to track the performance of the MSCI
 Portfolio -- Class G*                       EAFE(R) Index.
 MetLife Russell 2000(R) Index               Seeks to track the performance of the Russell
 Portfolio -- Class G*                       2000(R) Index.
 MetLife Stock Index Portfolio -- Class B*   Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS C

 American Funds(R) Balanced Allocation       Brighthouse Investment Advisers, LLC
 Portfolio+
 American Funds(R) Moderate Allocation       Brighthouse Investment Advisers, LLC
 Portfolio+
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                      Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+
 Brighthouse Asset Allocation 40             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+
 MetLife Aggregate Bond Index                Brighthouse Investment Advisers, LLC
 Portfolio -- Class G*                       Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class G*                       Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class G*                       Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index               Brighthouse Investment Advisers, LLC
 Portfolio -- Class G*                       Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio -- Class B*   Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC

     + These portfolios are only available for investment in contracts issued prior to December 12, 2011.



     * These portfolios are only available for investment in contracts issued on and after December 12, 2011.



 ++ The BlackRock Ultra-Short Term Bond Portfolio is available in all contracts.


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